CONSOLIDATED CONDENSED STATEMENTS OF OPERATIONS (UNAUDITED) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Income Statement [Abstract]
Revenue	$ 2,344,103	$ 3,054,847	$ 4,875,705	$ 5,100,585
Cost of sales	1,456,810	2,492,652	3,199,736	4,584,734
Gross profit	887,293	562,195	1,675,969	515,851
Operating expenses
Marketing, office and general expenses	675,060	1,003,506	1,865,510	2,007,565
Restructuring charges		4,465		523,274
Research and development costs	185,770	150,272	314,318	333,897
Officers' compensation and directors' fees	154,484	195,342	311,591	406,986
Consulting and professional fees	79,629	72,661	135,613	147,456
Foreign exchange loss	11,612	24,594	43,043	84,719
Depreciation and amortization	38,935	94,155	115,117	214,505
Loss on impairment of property, plant and equipment (Note 6)		311,304	28,945	311,304
Total operating expenses	1,145,490	1,856,299	2,814,137	4,029,706
Loss from operations	(258,197)	(1,294,104)	(1,138,168)	(3,513,855)
Gain on deconsolidation of subsidiary (Note 7)			453,900
Change in fair value of exchange feature liability				(578,739)
Interest on notes payable to related party		(92,329)		(126,850)
Interest accretion expense		(2,456,074)		(3,506,074)
Financing charge on embedded derivative liability				(485,101)
Gain on convertible derivative				1,336,445
Bank fees related to credit facility covenant waivers		(47,693)		(154,205)
Gain on disposal of property and equipment		2,033		5,583
Net loss	(258,197)	(3,888,167)	(684,268)	(7,022,796)
Other comprehensive income:
Foreign currency translation of Canadian subsidiaries		53,693		125,957
Net loss and comprehensive loss	$ (258,197)	$ (3,834,474)	$ (684,268)	$ (6,896,839)
Net loss per share (basic and diluted) (Note14) (in dollars per share)	$ 0.00	$ (0.03)	$ 0.00	$ (0.05)
Weighted average number of shares outstanding (basic and diluted) (Note14) (in shares)	219,450,447	129,463,767	219,450,447	129,463,767